Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Rental Expense and Lease Obligations

In December of 2003, we sold our 45% equity investment in Rock-McGraw, Inc., which owns our former headquarters building in New York City, and remained an anchor tenant in our former corporate headquarters building in New York City by concurrently leasing back space from the buyer through 2020. In December of 2013, we entered into an arrangement with the buyer to shorten the lease to December of 2015 in exchange for approximately $60 million which was recorded as a reduction to the unrecognized deferred gain from the sale. The remaining gain is being amortized over the remaining lease term as a reduction in rent expense.

As of June 30, 2015, the remaining deferred gain was $4 million, as $2 million and $4 million were amortized during the three and six months ended June 30, 2015, respectively. Interest expense associated with this operating lease was less than $1 million for the three months and six months ended June 30, 2015.

Legal & Regulatory Matters

In the normal course of business both in the United States and abroad, the Company, its subsidiary Standard & Poor’s Financial Services LLC (“S&P LLC”) and some of its other subsidiaries are defendants in numerous legal proceedings and are often the subject of government and regulatory proceedings, investigations and inquiries. Many of these proceedings, investigations and inquiries relate to the ratings activity of S&P Ratings brought by issuers and alleged purchasers of rated securities. In addition, various government and self-regulatory agencies frequently make inquiries and conduct investigations into our compliance with applicable laws and regulations, including those related to ratings activities and antitrust matters. Any of these proceedings, investigations or inquiries could ultimately result in adverse judgments, damages, fines, penalties or activity restrictions, which could adversely impact our consolidated financial condition, cash flows, business or competitive position.

The Company believes that it has meritorious defenses to the pending claims and potential claims in the matters described below and is diligently pursuing these defenses, and in some cases working to reach an acceptable negotiated resolution. However, in view of the uncertainty inherent in litigation and government and regulatory enforcement matters, we cannot predict the eventual outcome of these matters or the timing of their resolution, or in most cases reasonably estimate what the eventual judgments, damages, fines, penalties or impact of activity restrictions may be. As a result, we cannot provide assurance that the outcome of the matters described below will not have a material adverse effect on our consolidated financial condition, cash flows, business or competitive position. As litigation or the process to resolve pending matters progresses, as the case may be, we will continue to review the latest information available and assess our ability to predict the outcome of such matters and the effects, if any, on our consolidated financial condition, cash flows, business and competitive position, which may require that we record liabilities in the consolidated financial statements in future periods.

S&P Ratings

Financial Crisis Litigation
The Company and its subsidiaries continue to defend civil cases brought by private and public plaintiffs arising out of ratings activities prior to and during the global financial crisis of 2008-2009. Discovery in these cases is ongoing. We can provide no assurance that we will not be obligated to pay significant amounts in order to resolve these matters on terms deemed acceptable. At this time, however, we are unable to reasonably estimate the range of such amounts, if any.

U.S. Securities and Exchange Commission
As a nationally recognized statistical rating organization registered with the SEC under Section 15E of the Securities Exchange Act of 1934, S&P Ratings is in ongoing communication with the staff of the SEC regarding compliance with its extensive obligations under the federal securities laws. Although S&P Ratings seeks to promptly address any compliance issues that it detects or that the staff of the SEC raises, there can be no assurance that the SEC will not seek remedies against S&P Ratings for one or more material compliance deficiencies.

Parmalat Litigation
In September and October of 2005, writs of summons were served on The McGraw-Hill Companies, SRL and The McGraw-Hill Companies, SA in an action brought in the Tribunal of Milan, Italy by the Extraordinary Commissioner of Parmalat Finanziaria S.p.A. and Parmalat S.p.A. (collectively, “Parmalat”), claiming damages of €4.1 billion, representing the value of bonds issued by Parmalat which were rated investment grade by S&P Ratings, plus damages for S&P Ratings’ alleged complicity in aggravating Parmalat’s financial difficulties, among other claims. In June of 2011, the Court dismissed Parmalat’s main damages claim based on the value of the bonds, and ordered the defendants to pay Parmalat approximately €0.8 million, representing ratings fees paid by Parmalat, plus interest and expenses. In September of 2012, Parmalat appealed the judgment and, in November of 2012, requested payment of the judgment in the amount of €1.1 million, which was paid in December of 2012. In July of 2014, the Court of Appeals of Milan issued an order reopening the proceedings to allow the parties to submit additional pleadings. A hearing was held on February 25, 2015.

Trani Prosecutorial Proceeding
The prosecutor in the Italian city of Trani is seeking criminal indictments against several current and former S&P Ratings managers and ratings analysts for alleged market manipulation, and against Standard & Poor’s Credit Market Services Europe under Italy’s vicarious liability statute, for having allegedly failed to properly supervise the ratings analysts and prevent them from committing market manipulation. The prosecutor’s theories are based on various actions by S&P Ratings taken with respect to Italian sovereign debt between May of 2011 and January of 2012. In October of 2014, the court granted the prosecutor’s request and issued indictments against the current and former S&P Ratings managers and ratings analysts, as well as Standard & Poor’s Credit Market Services Europe. The trial commenced with a hearing on February 4, 2015, and the proceedings will continue on subsequent dates. Apart from criminal penalties that might be imposed following a conviction, under Italian law such conviction could also lead to civil damages claims against Standard & Poors Credit Market Services Europe. These claims cannot be quantified at this stage.

Commodities & Commercial Markets

Platts
In May of 2013, representatives from the European Commission (DG Competition, the EC’s antitrust office) commenced an unannounced inspection of Platts’ London offices in conjunction with potential anticompetitive conduct (in particular, in the crude oil, refined oil products and biofuels markets) relating to Platts’ Market On Close price assessment process. No allegations have been made against Platts at this time. There have also been several civil actions filed in the United States relating to potential anticompetitive behavior by market participants relating to Platts’ price assessment process, none of which have named Platts as a defendant.

McGraw Hill Construction
In October of 2009, an action was filed in the U.S. District Court for the Southern District of New York in which Reed Construction Data asserted a number of claims under various state and federal laws against the Company relating to alleged misappropriation and unfair competition by McGraw Hill Construction and seeking an unspecified amount of damages. In September of 2010, the Court granted the Company’s motion to dismiss some of the claims. In September of 2014, the Court granted summary judgment to the Company on all of Reed’s remaining claims with the exception of the unfair competition claim. In October of 2014, the parties submitted a joint stipulation to the Court agreeing to dismiss both Reed’s unfair competition claim and the Company’s counterclaims without prejudice to reinstatement in the event of a successful appeal of Reed’s dismissed claims.

Commitments and Contingencies

Rental Expense and Lease Obligations

We are committed under lease arrangements covering property, computer systems and office equipment. Leasehold improvements are amortized on a straight-line basis over the shorter of their economic lives or their lease term. Certain lease arrangements contain escalation clauses covering increased costs for various defined real estate taxes and operating services and the associated fees are recognized on a straight-line basis over the minimum lease period.

Rental expense for property and equipment under all operating lease agreements is as follows:

(in millions)	Years ended December 31,
	2014	2013	2012
Gross rental expense	$199	$202	$158
Less: sublease revenue	(16)	(29)	(4)
Less: Rock-McGraw rent credit	(23)	(20)	(19)
Net rental expense	$160	$153	$135

In December 2003, we sold our 45% equity investment in Rock-McGraw, Inc., which owns our headquarters building in New York City, and remained an anchor tenant in our corporate headquarters building in New York City by concurrently leasing back space from the buyer through 2020. As of December 31, 2014, we leased approximately 17% of the building space. Proceeds from the disposition were $382 million and the sale resulted in a pre-tax gain, net of transaction costs, of $131 million ($58 million after-tax) upon disposition. As a result of the amount of building space we retained through our leaseback, a pre-tax gain of $212 million ($126 million after-tax) was deferred upon the disposition in 2003.

In December of 2013, we entered into an arrangement with the buyer to shorten the lease to December 2015 in exchange for approximately $60 million which was recorded as a reduction to the unrecognized deferred gain from the sale. The remaining gain is being amortized over the remaining lease term as a reduction in rent expense. As of December 31, 2014, the remaining deferred gain is $7 million. The amount of the gain amortized during the year ended December 31, 2014 was $21 million; in addition, we accelerated the recognition of $16 million of the deferred gain following the partial exit of the leased space on December 31, 2014. Interest expense associated with this operating lease for the year ended December 31, 2014 was $2 million.

Cash amounts for future minimum rental commitments, including rent payments on the sale-leaseback, under existing non-cancelable leases with a remaining term of more than one year, along with minimum sublease rental income to be received under non-cancelable subleases are shown in the following table.

(in millions)	Rent commitment	Sublease income	Net rent
2015	$152	$(12)	$140
2016	120	(12)	108
2017	109	(11)	98
2018	99	(12)	87
2019	92	(12)	80
2020 and beyond	162	(5)	157
Total	$734	$(64)	$670

Legal & Regulatory Matters
In the normal course of business both in the United States and abroad, the Company, its subsidiary Standard & Poor’s Financial Services LLC (“S&P LLC”) and some of its other subsidiaries are defendants in numerous legal proceedings and are often the subject of government and regulatory proceedings, investigations and inquiries. Many of these proceedings, investigations and inquiries relate to the ratings activity of Standard & Poor’s Ratings Services (“S&P Ratings”) brought by issuers and alleged purchasers of rated securities. In addition, various government and self-regulatory agencies frequently make inquiries and conduct investigations into our compliance with applicable laws and regulations, including those related to ratings activities and antitrust matters. Any of these proceedings, investigations or inquiries could ultimately result in adverse judgments, damages, fines, penalties or activity restrictions, which could adversely impact our consolidated financial condition, cash flows, business or competitive position.
The Company believes that it has meritorious defenses to the pending claims and potential claims in the matters described below and is diligently pursuing these defenses, and in some cases working to reach an acceptable negotiated resolution. However, in view of the uncertainty inherent in litigation and government and regulatory enforcement matters, we cannot predict the eventual outcome of these matters or the timing of their resolution, or in most cases reasonably estimate what the eventual judgments, damages, fines, penalties or impact of activity restrictions may be. As a result, we cannot provide assurance that the outcome of the matters described below will not have a material adverse effect on our consolidated financial condition, cash flows, business or competitive position. As litigation or the process to resolve pending matters progresses, as the case may be, we will continue to review the latest information available and assess our ability to predict the outcome of such matters and the effects, if any, on our consolidated financial condition, cash flows, business and competitive position, which may require that we record liabilities in the consolidated financial statements in future periods.
S&P Ratings
Financial Crisis Litigation
As previously announced on February 3, 2015, the Company, along with S&P LLC, entered into a settlement agreement with the United States, acting through the Department of Justice, with respect to the case captioned United States v. McGraw-Hill Companies, Inc., and Standard & Poor’s Financial Services LLC, No. CV 13-00779-DOC, and with the States of Arizona, Arkansas, California, Connecticut, Colorado, Delaware, Idaho, Illinois, Indiana, Iowa, Maine, Mississippi, Missouri, New Jersey, North Carolina, Pennsylvania, South Carolina, Tennessee and Washington, and the District of Columbia, acting through their respective Attorneys General, with respect to certain cases filed by the States. Under the terms of the settlement agreement, the Company agreed to pay $687.5 million to the United States as a civil monetary penalty pursuant to the Financial Institutions Reform, Recovery and Enforcement Act of 1989, and $687.5 million in aggregate to the States. The settlement agreement contains no findings of violations of law by the Company, S&P LLC or S&P Ratings.
Also as previously announced on February 3, 2015, the Company reached a separate settlement with the California Public Employees’ Retirement System (“CalPERS”) to resolve its claims against the Company regarding ratings on three structured investment vehicles. Under this settlement, the Company will pay CalPERS $125 million.
The Company and its subsidiaries continue to defend additional civil cases brought by private and public plaintiffs arising out of the same or similar facts and circumstances as these settled cases. Discovery in these cases is ongoing. We can provide no assurance that we will not be obligated to pay additional amounts in order to resolve these matters on terms deemed acceptable. At this time, however, we are unable to reasonably estimate the range of such additional amounts, if any.
U.S. Securities and Exchange Commission
As previously announced on January 21, 2015, S&P Ratings entered into administrative settlement agreements with the SEC relating to (i) six U.S. conduit/fusion commercial mortgage-backed securities (“CMBS”) transactions rated by S&P Ratings in 2011 and two additional U.S. conduit/fusion CMBS transactions from that period (the “2011 conduit/fusion CMBS matter”), (ii) certain 2012 publications concerning criteria and research relating to conduit/fusion CMBS (the “2012 CMBS criteria and research matter”) and (iii) S&P Ratings’ internal controls regarding changes made to an assumption used in surveilling certain U.S. residential mortgage-backed securities (the “RMBS matter”). In addition, S&P Ratings entered into settlement agreements with the Attorneys General of New York and Massachusetts relating to the 2011 conduit/fusion CMBS matter. S&P Ratings neither admitted nor denied the violations found by the SEC and the state attorneys general. In connection with the 2011 conduit/fusion CMBS matter, the SEC found that S&P Ratings violated Section 17(a)(1) of the Securities Act of 1933, as amended (the “Securities Act”), Section 15E(c)(3) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and Rules 17g-2(a)(2)(iii) and 17g-2(a)(6) under the Exchange Act. In connection with the 2012 CMBS criteria and research matter, the SEC found that S&P Ratings violated Section 17(a)(1) of the Securities Act and Rule 17g-2(a)(6) under the Exchange Act. In connection with the RMBS matter, the SEC found that S&P Ratings violated Section 15E(c)(3) of the Exchange Act and Rules 17g-2(a)(2)(iii) and 17g-2(a)(6) thereunder. In connection with these matters, the SEC ordered S&P Ratings censured and enjoined S&P Ratings from violating the aforementioned statutory provisions and rules, and ordered S&P Ratings to pay a total of $58 million, which includes civil money penalties as well as disgorgement and prejudgment interest of $7 million in connection with the 2011 conduit/fusion CMBS matter. S&P Ratings also agreed to pay a total of $19 million to the State of New York and the Commonwealth of Massachusetts in connection with the settlement of the 2011 conduit/fusion CMBS matter. In addition, in connection with the 2011 conduit/fusion CMBS matter, S&P Ratings agreed with the SEC to take a “time-out” from making preliminary or final ratings for any new U.S. conduit/fusion CMBS transaction until January 21, 2016, including engaging in any marketing activity related thereto. This undertaking does not prohibit S&P Ratings from engaging in surveillance of any outstanding conduit/fusion CMBS issues that S&P Ratings has previously rated.
Also as previously announced, on October 27, 2014, the Company received a notice from the staff of the SEC stating that they have concluded their investigation and do not intend to recommend an enforcement action against S&P Ratings with respect to ratings issued for a particular 2007 offering of collateralized debt obligations, known as “Delphinus CDO 2007-1, which was the subject of a Wells Notice from the staff of the SEC received in September 2011.
Prosecutor General of the Corte dei Conti
On January 15, 2014, S&P Ratings received notification of a potential claim by the Prosecutor General of the Corte dei Conti, an Italian administrative court, with respect to whether S&P Ratings’ downgrade of Italian sovereign debt in May 2011 wrongfully damaged Italy’s public finances and international reputation and whether S&P Ratings should pay compensation to Italy for the costs of Italian budget adjustments and for ancillary damages in an amount “not lower than” €234 billion. Although the deadline for the Prosecutor General to file a claim expired on December 20, 2014, the Prosecutor General has filed a request to extend that deadline.
Trani Prosecutorial Proceeding
The prosecutor in the Italian city of Trani is seeking criminal indictments against several current and former S&P Ratings managers and ratings analysts for alleged market manipulation, and against Standard & Poor’s Credit Market Services Europe under Italy’s vicarious liability statute, for having allegedly failed to properly supervise the ratings analysts and prevent them from committing market manipulation. The prosecutor’s theories are based on various actions by S&P Ratings taken with respect to Italian sovereign debt between May 2011 and January 2012. On October 28, 2014, the court granted the prosecutor’s request and issued indictments against the current and former S&P Ratings managers and ratings analysts, as well as Standard & Poor’s Credit Market Services Europe. The trial commenced with a hearing on February 4, 2015, and the proceedings will continue on subsequent dates.
Parmalat Litigation
In September and October 2005, writs of summons were served on The McGraw-Hill Companies, SRL and The McGraw-Hill Companies, SA in an action brought in the Tribunal of Milan, Italy by the Extraordinary Commissioner of Parmalat Finanziaria S.p.A. and Parmalat S.p.A. (collectively, “Parmalat”), claiming damages of €4.1 billion, representing the value of bonds issued by Parmalat which were rated investment grade by S&P Ratings, plus damages for S&P Ratings’ alleged complicity in aggravating Parmalat’s financial difficulties, among other claims. In June 2011, the Court dismissed Parmalat’s main damages claim based on the value of the bonds, and ordered the defendants to pay Parmalat approximately €0.8 million, representing ratings fees paid by Parmalat, plus interest and expenses. In September 2012, Parmalat appealed the judgment and, in November 2012, requested payment of the judgment in the amount of €1.1 million, which was paid in December 2012. On July 2, 2014, the Court of Appeals of Milan issued an order reopening the proceedings to allow the parties to submit additional pleadings. A hearing has been scheduled for February 25, 2015.
In a separate proceeding involving an investigation by the prosecutor’s office in Parma, Italy and service of a Note of Completion of an Investigation on eight S&P Ratings analysts, a judge of the Parma Law Court accepted the prosecutor’s request for dismissal and in July 2014 dismissed the pending criminal proceedings with respect to all eight S&P analysts.
Commodities & Commercial Markets
Platts
In May 2013, representatives from the European Commission (DG Competition, the EC’s antitrust office) commenced an unannounced inspection of Platts’ London offices in conjunction with potential anticompetitive conduct (in particular, in the crude oil, refined oil products and biofuels markets) relating to Platts’ Market On Close price assessment process. No allegations have been made against Platts at this time. There have also been several civil actions filed in the United States relating to potential anticompetitive behavior by market participants relating to Platts’ price assessment process, none of which have named Platts as a defendant.
McGraw Hill Construction
In October 2009, an action was filed in the U.S. District Court for the Southern District of New York in which Reed Construction Data asserted a number of claims under various state and federal laws against the Company relating to alleged misappropriation and unfair competition by McGraw Hill Construction and seeking an unspecified amount of damages. In September 2010, the Court granted the Company’s motion to dismiss some of the claims. On September 24, 2014, the Court granted summary judgment to the Company on all of Reed’s remaining claims with the exception of the unfair competition claim. On October 15, 2014, the parties submitted a joint stipulation to the Court agreeing to dismiss both Reed’s unfair competition claim and the Company’s counterclaims without prejudice to reinstatement in the event of a successful appeal of Reed’s dismissed claims.